Related party transactions - Schedule of Revenue from Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 668,702	$ 1,405,062
Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	668,702	1,372,902
RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0	32,160
Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 187,313	284,902
Atlas Sustainability | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Natasha Liddell
Amounts payable, related party transactions	$ 0	21,048
Airvolution Co. Limited | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Mike Adams
Amounts payable, related party transactions	$ 225,002	350,659
LZ Advisory LLC | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Christopher Showalter
Amounts payable, related party transactions	$ 0	231,532
Keith Liddell | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Keith Liddell
Amounts payable, related party transactions	$ 241,470	395,878
NewVision Metals PTE. Limited | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Gerick Mouton
Amounts payable, related party transactions	$ 202,230	255,017
EJMY Consulting | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Evan Young
Amounts payable, related party transactions	$ 0	118,768
EJMY Consulting | RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Related Person	Evan Young
Amounts payable, related party transactions	$ 0	32,160
Natasha Liddell | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	0	85,111
Simon Liddell | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	122,322	133,343
Jonathan Adams | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 64,991	$ 66,448